CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income	$ 28,124	$ 25,794	$ 9,954
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	6,488	2,254	746
Share-based compensation expense	17,535	7,049	1,573
Amortization of premium on marketable securities	275
Tax benefit related to share-based compensation	(1,466)	(3,808)	(645)
Deferred income taxes, net	(1,130)	(4,093)	45
Increase in trade receivables	(12,920)	(187)	(6,535)
Increase in prepaid expenses and other current and long-term assets	(1,485)	(1,183)	(159)
Increase (decrease) in trade payables	(177)	322	(145)
Changes in fair value of warrants to purchase preferred shares			4,309
Increase in short term and long term deferred revenues	19,117	21,254	7,682
Increase in employees and payroll accruals	2,610	5,011	3,501
Increase (decrease) in accrued expenses and other current and long-term liabilities	(927)	6,353	2,827
Increase in accrued severance pay, net	266	394	42
Net cash provided by operating activities	56,310	59,160	23,195
Cash flows from investing activities:
Proceeds from short and long term deposits		49,329	2,533
Investment in short and long term deposits	(82,940)	(619)	(52,570)
Investment in marketable securities	(40,433)
Proceeds from maturities of marketable securities	4,307
Purchase of property and equipment	(2,795)	(2,066)	(1,408)
Payments for business acquisitions, net of cash acquired (Schedule A)		(53,656)
Net cash used in investing activities	(121,861)	(7,012)	(51,445)
Cash flows from financing activities:
Issuance of shares, net		52,575	88,468
Tax benefit related to share-based compensation	1,466	3,808	645
Proceeds from exercise of stock options and warrants	2,503	1,824	942
Net cash provided by financing activities	3,969	58,207	90,055
Increase (decrease) in cash and cash equivalents	(61,582)	110,355	61,805
Cash and cash equivalents at the beginning of the year	234,539	124,184	62,379
Cash and cash equivalents at the end of the year	172,957	234,539	124,184
Non-cash activities:
Purchase of property and equipment on credit	683	338	304
Supplemental disclosure of cash flow activities:
Cash paid during the year for taxes	$ 10,577	$ 4,760	$ 981